SIMPLE CAPITAL TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the Simple Capital Trust (the “Registrant”), hereby certifies that the form of Prospectus and Statement of Additional Information, each dated October 31, 2008, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated November 5, 2008

Simple Capital Trust

By: /s/ Oriosto Medrano Santana

Oriosto Medrano Santana

Principal Executive Officer